Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-31	12 Months Ended
Mar. 29, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 31, 2023
Erroneous Compensation Analysis
Policy for the Recovery of Erroneously Awarded Compensation

In
October 2023
, the Committee adopted a policy requiring forfeiture of incentive-based compensation that is granted, earned, or vested based wholly or in part upon the attainment of a financial reporting measure, in the event of certain required accounting restatements, pursuant to Section 10D of the Exchange Act, Rule
10D-1
promulgated thereunder and Section 303A.14 of the NYSE Listed Company Manual. The policy requires that any incentive compensation (including both cash and equity compensation) paid to any current or former executive officer is subject to recoupment if:

•
the incentive compensation was calculated based on financial statements that were required to be restated due to material noncompliance with financial reporting requirements, without regard to any fault or misconduct; and

•	that noncompliance resulted in overpayment of the incentive compensation within the three fiscal years preceding the date the restatement was required.